NATURE OF OPERATIONS (Details Narrative) - USD ($) $ in Thousands				1 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended
	Apr. 30, 2021	Nov. 27, 2020	Nov. 24, 2020	Mar. 31, 2021	Jan. 31, 2020	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Jul. 04, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash and cash equivalents, at carrying value						$ 36,480	$ 33,318	$ 25,178	$ 41,614	$ 25,178
Proceeds from warrant exercises							$ 2,586		$ 3,771
Number of warrants to purchase common stock						30,225,397		398,226	30,225,397	398,226
Proceeds from sale of common shares				$ 886,048				$ 2,489,104
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period									333
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued		26,666,666
Proceeds from sale of common shares					$ 10,500
November 2020 Offering [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrants to purchase common stock		13,333,333
Proceeds from sale of common shares			$ 9,200
Underwriters [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			3,999,999
Warrant exercises shares			1,999,999
Merger Agreement [Member] | Biosight Ltd and Advaxis Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of outstanding shares											25.00%
Merger Agreement [Member] | Biosight Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of outstanding shares											75.00%
Definitive Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrants to purchase common stock	11,244,135
Definitive Agreements [Member] | April 2021 Offering [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrants to purchase common stock	14,005,202
Proceeds from sale of common shares	$ 20,000
Definitive Agreements [Member] | Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued	17,577,400
Pre-funded warrants to purchase common shares	7,671,937
Number of warrants to purchase common stock	7,671,937